Document	Jan. 26, 2021	Jan. 21, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jan. 26, 2021
Entity Registrant Name	Teledyne Technologies Inc
Entity Incorporation, State or Country Code	DE
Entity File Number	1-15295
Entity Tax Identification Number	25-1843385
Entity Address, Address Line One	1049 Camino Dos Rios
Entity Address, City or Town	Thousand Oaks
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91360-2362
City Area Code		805
Local Phone Number		373-4545
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $.01 per share
Trading Symbol	TDY
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001094285
Amendment Flag	false